Risks and Liquidity - 10Q - Narrative (Details) - USD ($)		1 Months Ended	2 Months Ended
	Dec. 01, 2021	Oct. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Unusual Risk or Uncertainty [Line Items]
Accumulated deficit				$ (26,162,575)	$ (18,797,570)	$ (25,442,035)
Cash and cash equivalents				$ 419,152	$ 341,037	$ 226,603
Proceeds from initial public offering			$ 2,800,000
Warrants prior to conversion (in shares)				480,415	160,108
Subsequent event
Unusual Risk or Uncertainty [Line Items]
Proceeds from initial public offering		$ 28,800,000
Conversion of preferred stock into common stock (in shares)		4,836,867
Shares issued upon conversion of warrants (in shares)		9,816
Subsequent event | Placement Agent Warrants
Unusual Risk or Uncertainty [Line Items]
Number of securities called by warrants (in shares)		250,000
Warrant exercise price (in dollars per share)		$ 6.25
Warrants, term from date of issuance		5 years
Subsequent event | December 2021 Private Placement Warrants
Unusual Risk or Uncertainty [Line Items]
Number of securities called by warrants (in shares)	5,000,000
Warrant exercise price (in dollars per share)	$ 6.25
Warrants, term from date of issuance	5 years 6 months
Subsequent event | IPO
Unusual Risk or Uncertainty [Line Items]
Number of shares issued in transaction		5,750,000
Sale of stock, price per share (in dollars per share)		$ 5.00
Subsequent event | Private Placement
Unusual Risk or Uncertainty [Line Items]
Stock issuance, consideration received	$ 31,300,000
Number of shares issued in transaction	5,000,000
Sale of stock, price per share (in dollars per share)	$ 6.25